Supplement dated July 28, 2017 to the following:

CompleteSM Variable Life Insurance, A Patented FutureSystem™ Life Model Design
to Prospectus dated May 1, 2012 as supplemented

CompleteSM Advisor Variable Life Insurance, A Patented FutureSystem™ Life Model Design
to Prospectus dated May 1, 2012 as supplemented

The investment advisor for the Portfolios under the Pioneer Variable Contracts Trust has changed. Accordingly, any reference to Pioneer Investment Management, Inc. in the above referenced prospectuses is replaced with Amundi Pioneer Asset Management, Inc.